ADDITIONAL INFORMATION TO CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of additional information related to statement of cash flows

The following table presents additional information on transactions related to the statement of cash flows:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Income tax and social contribution paid	3,062,047	542,877	1,167,419
Addition to PP&E with interest capitalization (notes 12 and 29)	87,414	92,506	117,189
Initial adoption IFRS16 – Right of use			640,989
Remeasurement and addition – Right of use (note 12 i)	171,215	109,993	(151,558)
Addition to PP&E without adding cash	69,788	30,345	278,213
Capitalization in subsidiaries without cash		104,809
Addition to investment property without cash effect		61,597
Net additional cash	3,390,464	942,127	2,052,252